Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

13Equity

Share capital

The share capital of the parent company Materialise NV consists of 59,067,186 ordinary nominative shares at December 31, 2024 (2023: 59,067,186; 2022: 59,067,186) with no nominal but par value of €0.076 in 2024 (2023:€0.076; 2022:€0.076) for a total amount of K€4,487 at December 31, 2024 (2023:K€4,487; 2022:K€4,487).

	Total	Total
	number of	shareholders’	Total
in 000€, except share data	ordinary shares	capital	share premium
Outstanding at January 1, 2022	59,063,521	4,489	233,872
Capital increase through exercise of warrants	3,665	(2)	22
Outstanding on December 31, 2022	59,067,186	4,487	233,895
Equity settled share-based payments expense	—	—	47
Outstanding on December 31, 2023	59,067,186	4,487	233,942
Equity settled share-based payments expense	—	—	(47)
Outstanding on December 31, 2024	59,067,186	4,487	233,895

No new shares were issued in 2024.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€233,895 at December 31, 2024 (2023: K€233,942; 2022: K€233,895). The change in 2024 is a correction to other reserves of the 2023 share-based payments expense of K€47 as the warrants are not yet excercised.

The change in 2022 is the result of the capital increase via exercise of warrants of K€22.

Other reserves

The nature and purpose of the other reserves is as follows:

	As of December 31,
in 000€	2024	2023	2022
Legal reserve	279	279	279
Other reserves	2,060	2,010	1,987
Equity-settled share-based payment expense	332	47	72
Other Comprehensive Income (loss)	(11,474)	(9,682)	(10,606)
Other Reserves	(8,803)	(7,346)	(8,268)

Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2024, 2023 and 2022.

Other comprehensive loss

Other comprehensive loss consists of the following:

	Currency	Fair value	Total OCI
	Translation	adjustment	attributable to
	Differences	equity	the
in ’000€	& Other	investments	shareholder
At January 1, 2022	(6,133)	(2,954)	(9,087)
Currency translation impact	(1,427)	—	(1,427)
Fair value adjustment	—	(92)	(92)
At December 31, 2022	(7,560)	(3,046)	(10,606)
Currency translation impact	1,255	—	1,255
Fair value adjustment	—	(331)	(331)
At December 31, 2023	(6,305)	(3,377)	(9,682)
Currency translation impact	(1,795)	—	(1,795)
Fair value adjustment	—	3	3
At December 31, 2024	(8,100)	(3,374)	(11,474)

Non-controlling interest

As of June 22, 2021, the Group, together with Zhenyuan (Tianjin) Medical Appliances Technology Co., Ltd., incorporated a new subsidiary with the name Tianjin Zhenyuan Materialise Medical Technology Limited Company. This entity will be responsible for all regulatory requirements regarding the Materialise Mimics Enlight Lung Software on the Chinese market. Both Materialise and Zhenyuan will work on development and distribution, in a collaborating manner. Materialise holds 51% of the shares, Zhenyuan 49%. In 2021, in respect of this majority-owned subsidiary, a non-controlling interest has been recognized, which had a carrying value of K€(86) at December 31, 2024 (2023: K€(53); 2022: K€(28)).